Inventories	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories
Inventories comprise the following:

	2025			2024			2023
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,617	(173)	1,444	1,588	(135)	1,453	1,676	(126)	1,550
Work in process	6,456	(535)	5,921	5,777	(481)	5,296	5,869	(553)	5,316
Finished goods	3,021	(172)	2,849	2,899	(217)	2,682	3,045	(245)	2,800
Total	11,094	(880)	10,214	10,264	(833)	9,431	10,590	(924)	9,666
Allowances include write-downs of products on hand pending marketing approval, except in specific circumstances where it is possible to estimate that recovery of the value of inventories as of the end of the reporting period is highly probable.
Following the Blueprint acquisition, a fair value remeasurement was recognized at the acquisition date on finished goods and work-in-process inventories (see Note D.1.). The carrying amount of the fair value remeasurement is €991 million as of December
31, 2025.
In 2025, 2024 and 2023, no inventories were pledged as security for liabilities